Loss Per Share - Calculation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (3,915,459)	$ (576,684)	¥ (8,431,034)
Accretion on redeemable non-controlling interests to redemption value	(205,864)	(30,320)	(94,682)
Net loss attributable to non-controlling interests	2,703	398	6,416
Net loss attributable to ordinary shareholders of NIO Inc.	¥ (4,118,620)	$ (606,606)	¥ (8,519,300)
Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted	1,100,928,485	1,100,928,485	1,029,950,645
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc. | (per share)	¥ (3.74)	$ (0.55)	¥ (8.27)